OTHER LIABILITIES (Details) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Other Liabilities
Accounts and notes payable		$ 163,216	$ 196,965
Unearned income		673	601
Valuation adjustments by macrohedges		7,039
Guarantees received (margin accounts)	[1]	540,091	408,313
Notes payable through brokerage and simultaneous transactions		50,807	17,799
Other payable obligations	[2]	94,779	58,921
Withheld VAT		1,990	1,887
Other liabilities	[3]	41,812	60,877
Total		$ 900,407	$ 745,363

[1]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[2]	Other payable obligations mainly relates to settlement of derivatives and other financial transactions derived from the operation of the Bank.
[3]	Other liabilities: mainly include reimbursement of insurance commissions.